UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill Advisors, L.P.
Address: 1114 Avenue of the Americas
         27th Floor
         New York, NY  10036

13F File Number:  028-12211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory S. Rubin
Title:     Asst. General Counsel and Chief Compliance Officer
Phone:     212-326-1578

Signature, Place, and Date of Signing:

 /s/    Gregory S. Rubin     New York, NY     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $395,798 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              N00985106    16935  1500000 SH       SOLE                  1500000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    23200  1000000 SH       SOLE                  1000000        0        0
AMERISTAR CASINOS INC          COM              03070Q101     6052   350000 SH       SOLE                   350000        0        0
BELO CORP                      COM SER A        080555105    10275  1631000 SH       SOLE                  1631000        0        0
BOOZ ALLEN HAMILTON HLDG COR   CL A             099502106     2588   150000 SH       SOLE                   150000        0        0
EXCO RESOURCES INC             COM              269279402     5225   500000 SH       SOLE                   500000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    90364  2781287 SH       SOLE                  2781287        0        0
RSC HOLDINGS INC               COM              74972L102    32149  1737765 SH       OTHER                       0  1737765        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   156875  1250000 SH  PUT  SOLE                  1250000        0        0
VISTEON CORP                   COM NEW          92839U206    52135  1043951 SH       SOLE                  1043951        0        0